Other Current and Non-Current Financial Liabilities - Schedule of Breakdown for Other Non-Current Financial Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Jun. 06, 2024	Dec. 31, 2023
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 141,239		€ 136,466
Other	0		90
Other non-current financial liabilities	141,239		136,556
Written put options on non-controlling interests	0		22,102
Other current financial liabilities	0		22,102
Total	141,239		158,658
Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	124,139		116,456
Written put options on non-controlling interests	0	€ 22,752	22,102
Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 17,100		€ 20,010